Schedule of Components of Net Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Simple Agreements For Future Equity
United States	$ (31,513,389)	$ (14,406,262)
Foreign